Form 13F File Number	Name

28-04558 Parametric Portfolio Associates
28-04895 Analytic Investors Inc
28-01701 Legg Mason Capital Management Inc
28-11173 Quantitative Management Associates
28-10981 Goldman Sachs Asset Management
28-01343 Janus Capital Management LLC
28-05990 Acadian Asset Management LLC
28-06580 LSV Asset Management
28-13572 Advanced Investment Partners
28-05953 Lee Munder Investments Ltd
28-13411 Envestnet
28-290 Northern Trust Bank FSB